Revenue - Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Change In Contract With Customer, Liability [Roll Forward]
Deferred revenue, beginning of period	$ 397,000	$ 0
Revenues recognized from balances held at the beginning of the period	(397,000)	0
Fair value of deferred revenues from business combination		700,000
Revenue deferred from period collections on unfulfilled performance obligations	6,572,000	(303,000)
Deferred revenue, end of period	$ 6,572,000	$ 397,000